Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 54	$ 52